Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Components Of Comprehensive Income [Abstract]
Net income (loss)	$ 20,544	$ (54,495)	$ 31,044
Other comprehensive income
Unrealized gains (losses) on translation of consolidated financial statements to U.S. dollar reporting currency	3,280	1,572	(303)
Unrealized gains on translation of foreign subsidiaries to Canadian dollar functional currency, net of income taxes of $394 ($96 and $981 for the years ended March 31, 2013 and March 31, 2012, respectively)	3,993	473	1,415
Total other comprehensive income (loss)	7,273	2,045	1,112
Total comprehensive income (loss)	$ 27,817	$ (52,450)	$ 32,156